Loans Receivable (Details) - Schedule of Loans Receivable Recognized - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Loans Receivable Recognized [Abstract]
Loans Receivable Beginning	$ 593,232	$ 483,588
Addition	632	84,020
Movement in exchange rates	(3,998)	25,624
Loans Receivable Ending	$ 589,866	$ 593,232